Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash	$ 7,440	$ 183		$ 1,121
Restricted cash – dividends	5,400
Restricted cash – other	4,000
Accounts receivable, net	109	41		88
Other receivable	1,000
Inventories	1,397	1,295		1,060
Prepaid expenses and other current assets	997	129		167
Total current assets	20,343	1,648		2,436
Property and equipment, net	378	331		188
Operating lease right-of-use assets (related party)		577
Total assets	21,215	2,556		2,624
Current liabilities:
Accounts payable	3,381	1,003		661
Accrued expenses	4,052	608		475
Payable to related party	4,000
Operating lease liability, current portion (related party)		125
Product warranty liability, current portion	228	335		248
FPA put option liability	34
Forward purchase agreement warrant liability	846
Total current liabilities	12,690	2,519		1,384
Product warranty liability, net of current portion	2,025	2,143		2,750
Operating lease liabilities, net of current portion (related party)		565
Warrant liability	1,274
Total liabilities	16,429	38,751		27,611
Commitments and contingencies (see Note 14)
Stockholders’ deficit:
Additional paid-in capital	255,912	189,904		185,182
Accumulated deficit	(251,012)	(225,985)		(210,062)
Accumulated other comprehensive loss	(116)	(115)		(108)
Total stockholders’ equity (deficit)	4,786	(36,195)		(44,960)
Total liabilities and stockholders’ equity (deficit)	21,215	2,556		2,624
Series A Preferred Stock
Stockholders’ deficit:
Series A Preferred stock, $0.0001 par value; 10,000,000 and zero shares authorized as of September 30, 2023, and December 31, 2022, respectively; 4,500,000 and zero shares issued and outstanding as of September 30, 2023, and December 31, 2022, respectively			[1]		[1]
Class A Common Stock
Stockholders’ deficit:
Class A Common stock, $0.0001 par value; 400,000,000 shares and 232,000,000 shares authorized as of September 30, 2023, and December 31, 2022, respectively; 19,549,982 and 10,122,581 shares issued and outstanding as of September 30, 2023, and December 31, 2022, respectively	2	1	[1]	1	[1]
Previously Reported
Current assets:
Total current assets	22,729
Total assets	23,601
Current liabilities:
FPA put option liability
Forward purchase agreement warrant liability	1,793
Total current liabilities	13,603
Total liabilities	17,342
Stockholders’ deficit:
Additional paid-in capital	257,385
Total stockholders’ equity (deficit)	6,259	(36,195)		(24,987)
Total liabilities and stockholders’ equity (deficit)	23,601
Related Party
Current assets:
Operating lease right-of-use assets (related party)	494	577
Current liabilities:
Convertible notes payable, current portion (related party)		448
Operating lease liability, current portion (related party)	149	125
Convertible notes payable, net of current portion (related party)		33,397		23,477
Operating lease liabilities, net of current portion (related party)	440	565
Warrant liability (related party)		$ 127

[1]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.